INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

As of December 31, 2012 and 2013, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2012	2013
Cost:
Customer relationships	$10,682	$9,640
Patents	359	359
Trade names	3,429	2,367
Non-compete agreements	535	77
Software	7,768	10,726

Total	$22,773	$23,169

Accumulated amortization:
Customer relationships	(9,443)	(9,343)
Patents	(96)	(152)
Trade names	(185)	(208)
Non-compete agreements	(315)	(33)
Software	(5,466)	(6,305)

Total	$(15,505)	$(16,041)

Intangible assets, net	$7,268	$7,128

The Company recorded amortization expense of $2.1 million, $2.5 million and $0.9 million for the years ended December 31, 2011, 2012 and 2013, respectively.

Impairment charges for intangible assets of $0, $1.8 million and $0 were recorded for the years ended December 31, 2011, 2012 and 2013, respectively.

The following table presents the total estimated amortization expense for intangible assets for future years:

Year	Total
2014	946
2015	891
2016	805
2017	693
2018	545
Thereafter	3,248

Total	7,128